Shareholder Report	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000031307
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 1
Trading Symbol	CCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRSX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CCRSX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Index") on a gross basis and underperformed the Index on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying Index.

What worked:

- Curve positioning within the Livestock, Industrial Metals, Precious Metals and Energy sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Agriculture sector detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class 1	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000
1/31/2015	$9,655	$9,666
2/28/2015	$9,904	$9,915
3/31/2015	$9,387	$9,406
4/30/2015	$9,904	$9,945
5/31/2015	$9,617	$9,677
6/30/2015	$9,770	$9,844
7/31/2015	$8,736	$8,799
8/31/2015	$8,640	$8,718
9/30/2015	$8,352	$8,420
10/31/2015	$8,333	$8,382
11/30/2015	$7,739	$7,774
12/31/2015	$7,490	$7,534
1/31/2016	$7,375	$7,408
2/29/2016	$7,280	$7,287
3/31/2016	$7,548	$7,566
4/30/2016	$8,161	$8,210
5/31/2016	$8,142	$8,194
6/30/2016	$8,506	$8,533
7/31/2016	$8,084	$8,096
8/31/2016	$7,931	$7,954
9/30/2016	$8,180	$8,203
10/31/2016	$8,142	$8,163
11/30/2016	$8,257	$8,272
12/31/2016	$8,391	$8,421
1/31/2017	$8,448	$8,432
2/28/2017	$8,467	$8,450
3/31/2017	$8,238	$8,225
4/30/2017	$8,123	$8,101
5/31/2017	$8,008	$7,993
6/30/2017	$7,990	$7,978
7/31/2017	$8,180	$8,159
8/31/2017	$8,201	$8,191
9/30/2017	$8,180	$8,179
10/31/2017	$8,349	$8,355
11/30/2017	$8,307	$8,316
12/31/2017	$8,518	$8,564
1/31/2018	$8,687	$8,734
2/28/2018	$8,539	$8,583
3/31/2018	$8,494	$8,530
4/30/2018	$8,688	$8,750
5/31/2018	$8,839	$8,874
6/30/2018	$8,485	$8,564
7/31/2018	$8,313	$8,381
8/31/2018	$8,162	$8,233
9/30/2018	$8,306	$8,391
10/31/2018	$8,112	$8,210
11/30/2018	$8,025	$8,164
12/31/2018	$7,525	$7,601
1/31/2019	$7,937	$8,015
2/28/2019	$8,002	$8,096
3/31/2019	$7,980	$8,082
4/30/2019	$7,937	$8,048
5/31/2019	$7,654	$7,777
6/30/2019	$7,866	$7,986
7/31/2019	$7,801	$7,932
8/31/2019	$7,605	$7,748
9/30/2019	$7,692	$7,839
10/31/2019	$7,845	$7,998
11/30/2019	$7,626	$7,793
12/31/2019	$8,029	$8,186
1/31/2020	$7,438	$7,584
2/29/2020	$7,066	$7,201
3/31/2020	$6,248	$6,279
4/30/2020	$6,178	$6,182
5/31/2020	$6,436	$6,451
6/30/2020	$6,599	$6,598
7/31/2020	$6,974	$6,974
8/31/2020	$7,442	$7,446
9/30/2020	$7,231	$7,197
10/31/2020	$7,301	$7,298
11/30/2020	$7,559	$7,554
12/31/2020	$7,910	$7,930
1/31/2021	$8,074	$8,138
2/28/2021	$8,612	$8,665
3/31/2021	$8,448	$8,479
4/30/2021	$9,103	$9,182
5/31/2021	$9,384	$9,432
6/30/2021	$9,595	$9,607
7/31/2021	$9,782	$9,784
8/31/2021	$9,759	$9,755
9/30/2021	$10,156	$10,240
10/31/2021	$10,422	$10,505
11/30/2021	$9,766	$9,737
12/31/2021	$10,117	$10,080
1/31/2022	$10,971	$10,965
2/28/2022	$11,634	$11,648
3/31/2022	$12,685	$12,655
4/30/2022	$13,161	$13,179
5/31/2022	$13,373	$13,380
6/30/2022	$11,964	$11,938
7/31/2022	$12,498	$12,447
8/31/2022	$12,498	$12,458
9/30/2022	$11,522	$11,448
10/31/2022	$11,690	$11,676
11/30/2022	$12,032	$11,996
12/31/2022	$11,738	$11,702
1/31/2023	$11,657	$11,645
2/28/2023	$11,099	$11,098
3/31/2023	$11,079	$11,075
4/30/2023	$10,982	$10,991
5/31/2023	$10,336	$10,372
6/30/2023	$10,705	$10,791
7/31/2023	$11,351	$11,466
8/31/2023	$11,248	$11,378
9/30/2023	$11,097	$11,299
10/31/2023	$11,145	$11,329
11/30/2023	$10,952	$11,074
12/31/2023	$10,668	$10,776
1/31/2024	$10,723	$10,819
2/29/2024	$10,554	$10,660
3/31/2024	$10,922	$11,013
4/30/2024	$11,202	$11,309
5/31/2024	$11,407	$11,507
6/30/2024	$11,214	$11,330
7/31/2024	$10,767	$10,873
8/31/2024	$10,748	$10,878
9/30/2024	$11,264	$11,407
10/31/2024	$11,040	$11,196
11/30/2024	$11,084	$11,241
12/31/2024	$11,183	$11,356

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class 1	4.83%	6.85%	1.12%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 617,351,578
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,487,330
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$617,351,578
# of Portfolio Holdings	82
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$3,487,330

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	62.6%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	6.9
Short-Term Investments	4.7

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.521%, due 01/31/26	11.9%
U.S. Treasury Floating Rate Notes, 4.445%, due 04/30/25	7.6
U.S. Treasury Floating Rate Notes, 4.476%, due 01/31/25	6.5
U.S. Treasury Floating Rate Notes, 4.401%, due 07/31/25	6.0
U.S. Treasury Floating Rate Notes, 4.446%, due 10/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.426%, due 04/30/26	4.9
U.S. Treasury Floating Rate Notes, 4.458%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Notes, 4.370%, due 06/27/25	3.8
U.S. Treasury Notes, 4.625%, due 02/28/25	3.5
Royal Bank of Canada, Commodity Index Linked Notes, 4.330%, due 07/17/25	3.2

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.
Updated Prospectus Phone Number	877-870-2874
Accountant Change Statement [Text Block]

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

C000218423
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 2
Trading Symbol	CCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRRX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CCRRX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Index") on a gross basis and underperformed the Index on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying Index.

What worked:

- Curve positioning within the Livestock, Industrial Metals, Precious Metals and Energy sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Agriculture sector detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class 2	Bloomberg Commodity Index Total Return
5/1/2020	$10,000	$10,000
5/31/2020	$10,456	$10,467
6/30/2020	$10,722	$10,706
7/31/2020	$11,331	$11,317
8/31/2020	$12,091	$12,082
9/30/2020	$11,749	$11,677
10/31/2020	$11,863	$11,842
11/30/2020	$12,281	$12,258
12/31/2020	$12,852	$12,867
1/31/2021	$13,156	$13,205
2/28/2021	$14,030	$14,060
3/31/2021	$13,764	$13,758
4/30/2021	$14,829	$14,899
5/31/2021	$15,323	$15,305
6/30/2021	$15,627	$15,588
7/31/2021	$15,932	$15,875
8/31/2021	$15,932	$15,828
9/30/2021	$16,578	$16,616
10/31/2021	$16,996	$17,045
11/30/2021	$15,932	$15,799
12/31/2021	$16,510	$16,356
1/31/2022	$17,908	$17,792
2/28/2022	$18,994	$18,900
3/31/2022	$20,719	$20,534
4/30/2022	$21,494	$21,385
5/31/2022	$21,855	$21,711
6/30/2022	$19,553	$19,371
7/31/2022	$20,430	$20,197
8/31/2022	$20,430	$20,215
9/30/2022	$18,848	$18,576
10/31/2022	$19,122	$18,946
11/30/2022	$19,686	$19,464
12/31/2022	$19,208	$18,988
1/31/2023	$19,075	$18,895
2/28/2023	$18,174	$18,007
3/31/2023	$18,140	$17,970
4/30/2023	$17,992	$17,835
5/31/2023	$16,937	$16,830
6/30/2023	$17,539	$17,509
7/31/2023	$18,603	$18,605
8/31/2023	$18,435	$18,462
9/30/2023	$18,199	$18,334
10/31/2023	$18,278	$18,383
11/30/2023	$17,962	$17,969
12/31/2023	$17,499	$17,485
1/31/2024	$17,598	$17,555
2/29/2024	$17,332	$17,297
3/31/2024	$17,938	$17,869
4/30/2024	$18,396	$18,350
5/31/2024	$18,742	$18,672
6/30/2024	$18,426	$18,385
7/31/2024	$17,683	$17,643
8/31/2024	$17,663	$17,651
9/30/2024	$18,508	$18,510
10/31/2024	$18,151	$18,167
11/30/2024	$18,233	$18,240
12/31/2024	$18,396	$18,426

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 5/1/20
Class 2	5.12%	13.95%
Bloomberg Commodity Index Total Return	5.38%	13.90%

Performance Inception Date	May 01, 2020
Material Change Date		Dec. 31, 2023
AssetsNet	$ 617,351,578
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,487,330
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$617,351,578
# of Portfolio Holdings	82
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$3,487,330

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	62.6%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	6.9
Short-Term Investments	4.7

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.521%, due 01/31/26	11.9%
U.S. Treasury Floating Rate Notes, 4.445%, due 04/30/25	7.6
U.S. Treasury Floating Rate Notes, 4.476%, due 01/31/25	6.5
U.S. Treasury Floating Rate Notes, 4.401%, due 07/31/25	6.0
U.S. Treasury Floating Rate Notes, 4.446%, due 10/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.426%, due 04/30/26	4.9
U.S. Treasury Floating Rate Notes, 4.458%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Notes, 4.370%, due 06/27/25	3.8
U.S. Treasury Notes, 4.625%, due 02/28/25	3.5
Royal Bank of Canada, Commodity Index Linked Notes, 4.330%, due 07/17/25	3.2

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.
Updated Prospectus Phone Number	877-870-2874
Accountant Change Statement [Text Block]

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).